Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 479.5	$ 422.0
Accounts receivable	1,052.7	1,206.6
Inventories	992.2	1,089.9
Income taxes receivable	7.7	5.0
Assets classified as held for sale	0.7	27.4
Other current assets	59.2	72.6
Total current assets	2,592.0	2,823.5
Property, plant and equipment	355.0	365.3
Land rights	104.1
Goodwill	198.3	198.4
Intangible assets	251.3	283.6
Deferred income taxes	33.6	36.7
Other non-current assets	26.4	30.2
Total assets	3,560.7	3,737.7
Current liabilities:
Current portion of borrowings under credit facility & lease obligations	139.6	107.7
Accounts payable	898.0	1,126.7
Accrued and other current liabilities	370.9	320.4
Income taxes payable	46.7	42.3
Current portion of provisions	26.1	23.2
Total current liabilities	1,481.3	1,620.3
Long-term portion of borrowings under credit facility & lease obligations	559.1	650.2
Pension and non-pension post-employment benefit obligations	107.1	88.8
Provisions and other non-current liabilities	28.6	20.6
Deferred income taxes	28.4	25.5
Total liabilities	2,204.5	2,405.4
Equity:
Capital stock	1,832.1	1,954.1
Treasury stock	(14.8)	(20.2)
Contributed surplus	982.6	906.6
Deficit	(1,420.1)	(1,481.7)
Accumulated other comprehensive loss	(23.6)	(26.5)
Total equity	1,356.2	1,332.3
Total liabilities and equity	$ 3,560.7	$ 3,737.7